Capital and reserves (Tables)	12 Months Ended
Dec. 31, 2022
Capital and reserves
Summary of capital and reserves

		Class B
Capital and reserves	Class A ordinary	ordinary		Participation
in number of shares	shares	shares	Shares	certificates
Equity instruments as of January 1, 2021 and as of December 31, 2020	—	—	344,611	155,389
Issued during the year before the IPO	—	—	—	3,320
Reorganization transactions	180,314,159	903,670,701	(344,611)	(158,709)
Issued during the year during and subsequent to the IPO	26,257,358	—	—	—
Equity instruments as of December 31, 2021	206,571,517	903,670,701	—	—
Issued during the year for vesting of shares	277,127	—	—	—
Equity instruments as of December 31, 2022	206,848,644	903,670,701	—	—

Schedule of treasury shares

Movement in treasury shares	Shares	Cost €1,000
Treasury shares as of December 31, 2021,	—	—
Purchased during the year	1,566,793	3,837
Surrendered during the year	(1,280,829)	(1,132)
Treasury shares as of December 31, 2022	285,964	2,705